Note K - Income Taxes	12 Months Ended
Dec. 31, 2019
Notes to Financial Statements
Income Tax Disclosure [Text Block]
Note
K
- Income Taxes

On
December 22, 2017,
the TCJA was signed into law, which included several provisions that affected the Company’s federal income tax expense, which reduced the federal income tax rate to
21%
effective
January 1, 2018.
As a result of the rate reduction, the Company was required to re-measure, through income tax expense in the period of enactment, the deferred tax assets and liabilities using the enacted rate at which these items are expected to be recovered or settled. The re-measurement of the Company’s net deferred tax asset resulted in additional
2017
income tax expense of
$1,783.

The provision for income taxes consists of the following components:

	2019	2018	2017
Current tax expense	$1,446	$2,389	$2,579
Deferred tax (benefit) expense	367	(134)	1,907
Total income taxes	$1,813	$2,255	$4,486

The source of deferred tax assets and deferred tax liabilities at
December 31:

	2019	2018
Items giving rise to deferred tax assets:
Allowance for loan losses	$1,364	$1,463
Unrealized loss on securities available for sale	----	568
Deferred compensation	1,700	1,580
Deferred loan fees/costs	110	119
Other real estate owned	4	434
Accrued bonus	204	280
Purchase accounting adjustments	24	61
Net operating loss	115	132
Lease liability	274	----
Other	346	257
Items giving rise to deferred tax liabilities:
Mortgage servicing rights	(77)	(80)
FHLB stock dividends	(676)	(676)
Unrealized gain on securities available for sale	(140)	----
Prepaid expenses	(182)	(191)
Depreciation and amortization	(579)	(656)
Right-of-use asset	(274)	----
Other	----	(3)
Net deferred tax asset	$2,213	$3,288

The Company determined that it was
not
required to establish a valuation allowance for deferred tax assets since management believes that the deferred tax assets are likely to be realized through the future reversals of existing taxable temporary differences, deductions against forecasted income and tax planning strategies.

At
December 31, 2019,
the Company’s deferred tax asset related to Section
382
net operating loss carryforwards was
$550,
which will expire in
2026.

The difference between the financial statement tax provision and amounts computed by applying the statutory federal income tax rate of
21%
in
2019
and
2018
and
34%
in
2017
to income before taxes is as follows:

	2019	2018	2017
Statutory tax	$2,461	$2,982	$4,078
Effect of nontaxable interest	(336)	(352)	(514)
Effect of nontaxable insurance premiums	(212)	(218)	(303)
Income from bank owned insurance, net	(141)	(142)	(230)
Effect of postretirement benefits	54	20	(78)
Effect of nontaxable life insurance death proceeds	----	----	(175)
Impact from TCJA	----	----	1,783
Effect of state income tax	100	33	70
Tax credits	(145)	(217)	(191)
Milton Merger Costs	----	----	4
Other items	32	149	42
Total income taxes	$1,813	$2,255	$4,486

At
December 31, 2019
and
December 31, 2018,
the Company had
no
unrecognized tax benefits. The Company does
not
expect the amount of unrecognized tax benefits to significantly change within the next twelve
months. The Company did
not
recognize any interest and/or penalties related to income tax matters for the periods presented.

The Company is subject to U.S. federal income tax as well as West Virginia state income tax.  The Company is no
longer subject to federal or state examination for years prior to
2016.
  The tax years
2016
-
2018
remain open to federal and state examinations.